SHARE CAPITAL - Summary of measurement of stock option fair value assumptions (Details) - CAD ($) $ / shares in Units, $ in Thousands	Mar. 08, 2022	Mar. 04, 2022	Dec. 31, 2021	Sep. 30, 2021	Sep. 27, 2021	Aug. 18, 2021	Aug. 16, 2021	Jun. 28, 2021	Mar. 31, 2022
Disclosure of classes of share capital [line items]
Risk-free interest rate						0.82%	0.81%	0.98%
Expected annual volatility, based on comparable companies						95.00%	95.00%	95.00%
Expected life (in years)						5.00	5.00	5.00
Expected dividend yield						0.00%	0.00%	0.00%
Share price (in dollars per share)						$ 2.42	$ 2.48	$ 2.90
Exercise price (in dollars per share)						$ 2.48	$ 2.48	$ 2.90
Weighted average fair value at measurement date, share options granted						$ 519	$ 383	$ 7,994	$ 23,783
Employees
Disclosure of classes of share capital [line items]
Risk-free interest rate				1.11%
Expected annual volatility, based on comparable companies				95.00%
Expected life (in years)				5.00
Expected dividend yield				0.00%
Share price (in dollars per share)				$ 2.78
Exercise price (in dollars per share)				$ 3.15
Employees
Disclosure of classes of share capital [line items]
Risk-free interest rate		1.46%	1.25%		1.06%
Expected annual volatility, based on comparable companies		95.00%	95.00%		95.00%
Expected life (in years)		5	5		5.00
Expected dividend yield		0.00%	0.00%		0.00%
Share price (in dollars per share)		$ 1.13	$ 1.50		$ 2.87
Exercise price (in dollars per share)		$ 3.15	$ 3.15		$ 3.15
Weighted average fair value at measurement date, share options granted		$ 38	$ 36	$ 878	$ 1,186
Director
Disclosure of classes of share capital [line items]
Risk-free interest rate					1.06%
Expected annual volatility, based on comparable companies					95.00%
Expected life (in years)					5.00
Expected dividend yield					0.00%
Share price (in dollars per share)					$ 2.87
Exercise price (in dollars per share)					$ 2.87
Weighted average fair value at measurement date, share options granted					$ 403
Consultants
Disclosure of classes of share capital [line items]
Risk-free interest rate			1.25%	0.41%
Expected annual volatility, based on comparable companies			95.00%	85.00%
Expected life (in years)			5	1.25
Expected dividend yield			0.00%	0.00%
Share price (in dollars per share)			$ 1.50	$ 2.78
Exercise price (in dollars per share)			$ 1.50	$ 2.78
Weighted average fair value at measurement date, share options granted			$ 1,352	$ 715
Consultant
Disclosure of classes of share capital [line items]
Risk-free interest rate	1.61%			0.53%
Expected annual volatility, based on comparable companies	95.00%			85.00%
Expected life (in years)	5			1.75
Expected dividend yield	0.00%			0.00%
Share price (in dollars per share)	$ 1.02			$ 2.78
Exercise price (in dollars per share)	$ 1.02			$ 2.78
Weighted average fair value at measurement date, share options granted	$ 295			$ 48
Executive officers and consultants
Disclosure of classes of share capital [line items]
Risk-free interest rate		1.46%
Expected annual volatility, based on comparable companies		95.00%
Expected life (in years)		5
Expected dividend yield		0.00%
Share price (in dollars per share)		$ 1.13
Exercise price (in dollars per share)		$ 1.13
Weighted average fair value at measurement date, share options granted		$ 878